Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities State government securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities State government securities INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Sep. 30, 2014 Mortgage-backed securities INR	Mar. 31, 2014 Mortgage-backed securities INR	Sep. 30, 2014 Asset-backed securities INR	Mar. 31, 2014 Asset-backed securities INR	Mar. 31, 2014 Equity securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 3,857.6	238,864.6	395,004.3	227,290.1	382,402.0	180,062.6	363,301.9	0	123.8	47,100.1	18,666.2	127.4	310.1		133.0	11,574.5	12,468.3	1.0
Less Than 12 Months Unrealized Losses	6.1	379.2	11,788.3	94.5	11,374.1	81.6	11,340.9	0	0.7	12.6	31.3	0.3	1.2		0.3	284.7	409.9	4.0
12 Months or Greater Fair Value	9,234.8	571,815.8	304,164.8	571,815.8	304,164.8	571,325.5	303,851.6	132.6	37.1	347.8	266.4	9.9	9.7		0	0	0	0
12 Months or Greater Unrealized Losses	188.3	11,661.1	8,422.1	11,661.1	8,422.1	11,658.5	8,421.6	0.7	0.2	1.9	0.2	0	0.1		0	0	0	0
Fair Value	13,092.4	810,680.4	699,169.1	799,105.9	686,566.8	751,388.1	667,153.5	132.6	160.9	47,447.9	18,932.6	137.3	319.8		133.0	11,574.5	12,468.3	1.0
Unrealized Losses	$ 194.4	12,040.3	20,210.4	11,755.6	19,796.2	11,740.1	19,762.5	0.7	0.9	14.5	31.5	0.3	1.3	0	0.3	284.7	409.9	4.0